Statements of Operations (Mymd Pharmaceuticals Inc.) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenues
Operating Costs:
General and administrative expenses (including $855,000, $3,577,550 of share-based compensation for 2020 and 2019, respectively)	4,299,062	3,372,103
Research and development expenses	7,963,678
Net Loss	(17,580,609)	(3,888,249)
Mymd Pharmaceuticals Inc. [Member]
Revenues
Operating Costs:
General and administrative expenses (including $855,000, $3,577,550 of share-based compensation for 2020 and 2019, respectively)	3,304,673	5,764,986
Research and development expenses	2,241,431	3,627,739
Option modification expense	2,009,145
Total Operating Costs	7,555,249	9,392,725
Interest Expense	(1,375,216)	(246,191)
Net Loss	$ (8,930,465)	$ (9,638,916)